Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value Inputs Quantitative Information [Line Items]
Balance at the Beginning	¥ 95,249		¥ 155,030	¥ 412,533
Addition	¥ 10,051		¥ 43,954	¥ 111,697
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions
Reduction			¥ (71,670)
Fair value change	¥ 1,121		(32,712)	¥ (378,415)
Credit loss	(32,862)
Foreign exchange translation adjustments	(889)		647	9,215
Balance at the Ending	¥ 72,670	$ 10,392	¥ 95,249	¥ 155,030